Equity Incentive Plans: (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	May 19, 2026	Jun. 30, 2026	Jun. 30, 2025	May 31, 2029	May 31, 2027	Nov. 30, 2026	May 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		687,600
Grant date fair value		$ 26.08
Share-Based Payment Arrangement, Noncash Expense		$ 5,902	$ 6,431
Estimated compensation cost relating to non-vested restricted awards		$ 16,473
Weighted average period		11 months 19 days
Dividends to sharehloders of non-vested shares		$ 678
Equity Incentive Plan 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		455,130
Common Stock, Capital Shares Reserved for Future Issuance							687,600
Grant date fair value	$ 26.08
Equity Incentive Plan 2026 [Member] | Vest In November 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number						384,751
Equity Incentive Plan 2026 [Member] | Vest In May 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number					222,884
Equity Incentive Plan 2026 [Member] | Vest In May 2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number				79,965